Income Taxes, Effective Income Tax Expense and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 11,641	$ 11,677	$ 11,299
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 1,025	$ 971	$ 964
State and local taxes on income, net of federal income tax benefit, rate	3.10%	2.90%	3.00%
Tax-exempt interest	$ (641)	$ (550)	$ (490)
Tax-exempt interest, rate	(1.90%)	(1.60%)	(1.50%)
Tax credits	$ (1,108)	$ (1,074)	$ (967)
Tax credits, rate	(3.30%)	(3.20%)	(3.00%)
Life insurance	$ (186)	$ (179)	$ (173)
Life insurance, rate	(0.60%)	(0.50%)	(0.50%)
Leveraged lease tax expense	$ 140	$ 158	$ 302
Leveraged lease tax expense, rate	0.40%	0.50%	0.90%
Other	$ (506)	$ (696)	$ (530)
Other, rate	(1.50%)	(2.20%)	(1.70%)
Income tax expense	$ 10,365	$ 10,307	$ 10,405
Effective income tax rate	31.20%	30.90%	32.20%